Inventories, net - Schedule of Inventories Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Inventory [Line Items]
Products	¥ 7,096,118		¥ 8,306,899
Others	33,141		23,387
Inventories	7,129,259		8,330,286
Inventory write-down	(1,613,379)		(1,465,178)	¥ (1,428,531)
Total	¥ 5,515,880	$ 799,727	¥ 6,865,108